Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net loss	$ (6,056)	$ (4,306)	$ (27,503)	$ (11,729)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	401	263	1,333	653
Amortization of intangible assets	1,383	1,056	4,328	3,994
Impairment of goodwill			7,400
Stock based compensation	283	364	1,377	1,424
Change in fair value of shares to be issued		1	(13)	(211)
Change in fair value of derivative liability	(56)		(51)
Amortization of technology	17		133
Amortization of deferred financing costs	43			23
Amortization of debt discount	294		491
Compensation expense, note receivable related party				90
Provision for doubtful accounts		212	93	1,032
Reserve for settlement of bond			749
Reserve for note receivable			1,077
Other	13	2	64	19
(Gain)/Loss on settlement of obligations			(1,541)	85
Treasury shares received upon settlement of escrow				(695)
Changes in operating assets and liabilities:
Accounts receivable and other receivables	5,392	787	2,968	(5,066)
Inventory	278	(67)	(305)	(145)
Other current assets	420	140	67	(510)
Prepaid licenses and maintenance contracts	3,301	446	(232)	(744)
Other assets	(3)	1	(711)	69
Accounts payable	(499)	(848)	6,907	1,944
Accrued liabilities	168	(1,323)	623	586
Deferred revenue	(3,689)	3,371	(10)	1,127
Other liabilities	(82)	(103)	(29)	(147)
Total Adjustments	7,664	4,302	24,718	3,528
Net Cash Provided by (Used in) Operating Activities	1,608	(4)	(2,785)	(8,201)
Cash Flows Used in Investing Activities
Purchase of property and equipment	(82)	(48)	(525)	(355)
Investment in capitalized software	(351)	(414)	(1,576)	(1,176)
Investment in LightMiner				(19)
Cash acquired in Integrio Technologies acquisition			189
Cash paid for the acquisition of Integrio Technologies			(753)
Net Cash Flows Used in Investing Activities	(433)	(462)	(2,665)	(1,550)
Cash Flows provided by Financing Activities
Advances (repayment) of line of credit	(2,269)	(588)	(1,863)	4,682
Advances from term loan				2,000
Repayment of term loan		(167)	(1,611)	(764)
Repayments to related party		(3)
Proceeds from debenture and convertible preferred stock			5,000
Net proceeds from the issuance of common stock and warrants			1,734
Advances to related party			(3)
Advances from related party			3	2
Net proceeds from issuance of common stock				4,685
Repayment of notes payable			(70)	(71)
Net Cash Used In Financing Activities	(2,269)	(758)	3,190	10,534
Effect of Foreign Exchange Rate on Changes on Cash	11	17	21	49
Net Decrease in Cash and Cash Equivalents	(1,083)	(1,207)	(2,239)	832
Cash and Cash Equivalents - Beginning of period	1,821	4,060	4,060	3,228
Cash and Cash Equivalents - End of period	738	2,853	1,821	4,060
Cash paid for:
Interest	237	142	837	426
Income Taxes
Non-cash investing and financing activities
Reclassification of warrants to derivative liabilities			(209)
Fees paid and original issue discount related to the issuance of debt			2,356
Shares issued for settlement of LightMiner debt			2,896
Issuance of shares for Integrio Acquisition			101
Acquisition of LightMiner: (Note 3)
Assumption of assets other than cash (property and equipment)				225
Assumption of assets - developed technology and export license				3,479
Acquisition of Integrio Technologies: (Note 4)
Assumption of assets other than cash			15,124
Assumption of liabilities			$ (15,313)